K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

February 18, 2014

VIA EDGAR

Securities and Exchange Commission
Washington, DC  20549

Re:	Evanston Alternative Opportunities Fund
Pre-Effective Amendment No. 2 to its Registration Statement on Form N-2 (333-191847, 811-22904)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of Evanston Alternative Opportunities Fund (the “Fund”), is the Fund’s second pre-effective amendment to its registration statement on Form N-2 (the “Pre-Effective Amendment No. 2”).  This Pre-Effective Amendment No. 2 registers additional shares.

Included with Pre-Effective Amendment No. 2, both the Fund and the Fund’s distributor formally request acceleration of effectiveness of the Registration Statement to February 21, 2014.

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Any questions or comments should be directed to the undersigned at 617.261.3246 or Michael S. Caccese at 617.261.3133.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano